Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Weighted average amortization periods of intangible assets
Within One Year	$ 2,770
Year Two	2,770
Year Three	2,770
Year Four	2,770
Year Five	2,770
Thereafter	40,661
Total	54,511	$ 57,284
Port terminal operating rights
Weighted average amortization periods of intangible assets
Within One Year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	35,340
Total	40,315	41,314
Customer relationships
Weighted average amortization periods of intangible assets
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	5,321
Total	$ 14,196	$ 15,970